Investment Objectives and Goals - Sterling Capital Enhanced Core Bond ETF	Mar. 07, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Enhanced Core Bond ETF
Objective, Primary [Text Block]	Investment Objective: Sterling Capital Enhanced Core Bond ETF (the “Fund”) seeks high level of current income and a competitive total return.